Note 5 - Gross Carrying Amount and Accumulated Amortization by Major Intangible Asset Category (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 03, 2013
Finite Lived Intangible Assets [Line Items]
Accumulated Amortization	$ 49	$ 27
Intangible assets gross	168	167
Intangible assets net	119	140
Gross Carrying Amount			$ 9
Trade Names
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	46	46
Technology-Based Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	83	83
Accumulated Amortization	38	21
Intangible Assets Net	$ 45	$ 62
Weighted-Average Amortization Period	3 years	4 years
Customer-Related Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 37	$ 36
Accumulated Amortization	11	6
Intangible Assets Net	$ 26	$ 30
Weighted-Average Amortization Period	7 years	8 years
Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2	$ 2
Intangible Assets Net	$ 2	$ 2
Weighted-Average Amortization Period	21 years	22 years